Significant event (Details) - MXN ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 30, 2018	Apr. 23, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 29, 2019
Significant events
Cash dividend approved		$ 1,600,000
Single installment per share		$ 4.0633
Dividends paid	$ 1,598,680		$ 1,605,736	$ 1,575,083	$ 1,371,641
Share repurchase reserve approved		$ 1,466,000				$ 1,500,000
CONOISA
Significant events
Ownership interest indirectly held			1.90%